Financial Risk Management - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital beginning of year	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292
Increase through cash contributions	214,613	3,187,296	5,764,549	5,850,389	5,151,156
Share capital end of year	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448